Segment information and concentration of risk - Schedule of Concentration by Geographic Region of Company's Flight Equipment Portfolio Based on Net Book Value (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Flight equipment, net	5,606,556	4,133,185	3,536,899
Asia Pacific [Member]
Concentration Risk [Line Items]
Flight equipment, net	2,243,024	1,083,728	1,002,582
Europe, Middle East and Africa [Member]
Concentration Risk [Line Items]
Flight equipment, net	1,802,399	1,571,747	1,514,060
Americas [Member]
Concentration Risk [Line Items]
Flight equipment, net	1,561,133	1,477,710	1,020,257
Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Geographic Concentration Risk [Member] | Asia Pacific [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	40.00%	26.00%	28.00%
Geographic Concentration Risk [Member] | Europe, Middle East and Africa [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	32.00%	38.00%	43.00%
Geographic Concentration Risk [Member] | Americas [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	36.00%	29.00%